Deferred Revenues (Details) (USD $)								1 Months Ended					1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2006	Dec. 31, 2012 TUA Payments [Member]	Dec. 31, 2011 TUA Payments [Member]	Jul. 31, 2007 Cooperative Endeavor Agreements [Member]	Apr. 30, 2009 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Dec. 31, 2012 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Dec. 31, 2011 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Apr. 30, 2005 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Nov. 30, 2004 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Jul. 31, 2009 Chevron U.S.A. Inc. [Member] Advance Capacity Reservation Fee [Member]	Dec. 31, 2005 Chevron U.S.A. Inc. [Member] Advance Capacity Reservation Fee [Member]	Nov. 30, 2004 Chevron U.S.A. Inc. [Member] Advance Capacity Reservation Fee [Member]	Mar. 31, 2013 Cheniere Marketing, LLC [Member] Cooperative Endeavor Agreements [Member]	Dec. 31, 2012 Cheniere Marketing, LLC [Member] Cooperative Endeavor Agreements [Member]	Dec. 31, 2011 Cheniere Marketing, LLC [Member] Cooperative Endeavor Agreements [Member]
Deferred Revenue Arrangement [Line Items]
DNon-current deferred revenue	$ 20,500,000	$ 21,500,000	$ 25,500,000						$ 21,500,000	$ 25,500,000	$ 10,000,000	$ 10,000,000		$ 20,000,000
Regasification capacity	2.0			2.0								1.0		1.0	0.7
Advanced capacity reservation fees amortization period								10 years					10 years
Increase in regassification capacity														0.3
Current deferred revenue	25,329,000	26,540,000	26,629,000		21,100,000	21,100,000			4,000,000	4,000,000
Current deferred revenue - affiliate	21,220,000	21,737,000	21,650,000		21,000,000	21,000,000
Aggregate commitment under the Cooperative Endeavor Agreement							25,000,000
Other non-current assets and non-current deferred revenue	$ 17,284,000	$ 14,854,000	$ 12,355,000													$ 17,200,000	$ 14,700,000	$ 12,300,000